Intangible assets and goodwill (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 178,407	$ 188,358	$ 189,350
Goodwill	41,966	34,726	34,866
Total intangible assets and goodwill	$ 220,373	$ 223,084	224,216
Computer software [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 4,826	$ 6,011
Total intangible assets and goodwill	4,826	6,011	4,568
Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	$ 41,966	$ 34,726
Goodwill [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Mining rights [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Unit-production method
Mining rights [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 150,046	$ 157,570
Total intangible assets and goodwill	$ 150,046	$ 157,570	159,256
Water rights and rights of way [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Intangible assets other than goodwill	$ 23,343	$ 23,342
Total intangible assets and goodwill	$ 23,343	$ 23,342	23,776
Customer-related intangible assets [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 0	$ 1,273
Total intangible assets and goodwill	$ 0	$ 1,273	1,573
Other Intangible Assets [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 192	$ 162
Total intangible assets and goodwill	$ 192	$ 162	$ 177